Expense Example, No Redemption	Jan. 31, 2024 USD ($)
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	67
Expense Example, No Redemption, 5 Years	117
Expense Example, No Redemption, 10 Years	267
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	18
Expense Example, No Redemption, 3 Years	65
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	265
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	67
Expense Example, No Redemption, 5 Years	117
Expense Example, No Redemption, 10 Years	267
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	18
Expense Example, No Redemption, 3 Years	65
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	265
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	78
Expense Example, No Redemption, 5 Years	140
Expense Example, No Redemption, 10 Years	325
Institutional Class Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	18
Expense Example, No Redemption, 3 Years	65
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	$ 265